Note 1 - Nature of Operations and Going Concern (Details Textual) - CAD ($)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Statement Line Items [Line Items]
Total retained earnings	$ (21,481,123)	$ (17,869,111)	$ (19,717,089)
Working capital deficiency	$ (1,247,161)	$ (2,117,473)	$ (667,829)